CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	$ 2,523.7	$ 2,714.2	$ 2,701.8
Net (loss)/income	(4,588.9)	(187.2)	74.0
Cash distributions		(3.3)	(55.4)
Cash distributions		(1.5)
Repayment of shareholder loan	0.0	0.0	(6.2)
Consolidated balance, end of period	(2,065.2)	2,523.7	2,714.2
Total Before Non- controlling interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,235.0	1,329.7	1,303.7
Net (loss)/income	(2,550.9)	(92.9)	56.1
Cash distributions		(1.8)	(30.1)
Consolidated balance, end of period	(1,315.9)	1,235.0	1,329.7
Common Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,146.8	1,224.8	1,208.9
Net (loss)/income	(2,091.3)	(76.2)	46.0
Cash distributions		(1.8)	(30.1)
Consolidated balance, end of period	(944.5)	1,146.8	1,224.8
Subordinated Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	88.2	104.9	94.8
Net (loss)/income	(459.6)	(16.7)	10.1
Consolidated balance, end of period	(371.4)	88.2	104.9
Non- controlling interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,288.7	1,384.5	1,398.1
Net (loss)/income	(2,038.0)	(94.3)	17.9
Cash distributions		(1.5)	(25.3)
Repayment of shareholder loan			(6.2)
Consolidated balance, end of period	$ (749.3)	$ 1,288.7	$ 1,384.5